INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax Benefit
	January 31, 2018	January 31, 2017
Federal income tax benefit attributable to:
Current Operations	$225,418	$16,290
Less: valuation allowance	(225,418)	(16,290)
Net provision for Federal income taxes	$—	$—

Schedule of Deferred Tax Asset
	January 31, 2018	January 31, 2017
Deferred tax asset attributable to:
Net operating loss carryover	$292,669	$67,250
Less: valuation allowance	(292,669)	(67,250)
Net deferred tax asset	$—	$—